TAXES ON INCOME (Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards (in Israel)	$ 3,892	$ 3,614
Capital loss carryforwards (in Israel)	2,137	1,170
Severance benefits	25	28
Provision for vacation	174	218
Tax credit carryforward	992	1,065
Allowance for doubtful accounts	29	37
Total gross deferred tax assets	7,249	6,132
Less valuation allowance	(6,418)	(5,256)
Net deferred tax assets	831	876
Undistributed income of subsidiaries	(275)	(275)
Fixed assets - differences in depreciation	(556)	(601)
Total gross deferred tax liabilities	$ (831)	$ (876)